UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------

Check here if Amendment [X]; Amendment Number: _1__
     This Amendment (Check only one.):    [X] is a restatement.
                                          [ ] adds new holdings
                                              entries.

Institutional Investment Manager Filing this Report:

Name:    USAA Investment Corporation
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Address: 9800 Fredericksburg Road
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         San Antonio, Texas 78288
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Form 13F File Number:  28-4443


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sherron Kirk
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Title: Senior Vice President - Senior Financial Officer
       ------------------------------------------------
Phone: (210) 498-7804
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Signature, Place, and Date of Signing:

/S/ SHERRON KIRK       San Antonio, Texas      April 9, 2001
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
Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number            Name

         28-5810                         United Services Automobile Association
         -------                         --------------------------------------